CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
December 31,
	2016	2015
	US Dollars in thousands

Denominated in U.S. dollars	954	537
Denominated in NIS	60	362
Denominated in Euro	220	139

	1,234	1,038